STABLECOIN	12 Months Ended
Mar. 31, 2026
Disclosure Stablecoin Abstract
STABLECOIN

NOTE 7. STABLECOIN

At March 31, 2026 and 2025, the Company’s stablecoin holdings were comprised of the following (in thousands):

	March 31,
	2026	2025
USDC	$—	$—
USDT	21	—
Stablecoin	$21	$—

The following table summarizes the Company’s stablecoin purchases, contributions, uses in the course of business, and sales for the fiscal year ended March 31, 2026 (in thousands):

	For the fiscal year ended
	March 31,
	2026
	USDC	USDT	Total
Digital asset value as of April 1	$—	$—	$—
Contribution of Stablecoin	5,411	10	5,421
Proceeds from sale of digital assets	—	21	21
Stablecoin used to settle operating costs	(2,413)	(311)	(2,724)
Stablecoin sold	(2,100)	—	(2,100)
Proceeds from external debt drawdown	2,100	—	2,100
Purchases of stablecoin	—	311	311
Stablecoin used to purchase digital assets	(2,998)	(10)	(3,008)
Stablecoin value as of March 31	$—	$21	$21

The Company did not hold or transact stablecoins during the fiscal year ended March 31, 2025.

The Company’s stablecoins are a digital asset intended to maintain a stable value by tracking the U.S. dollar on a 1:1 basis. Stablecoins are held for use in business operations and not for the purpose of potential asset appreciation and is therefore classified as a current asset within the consolidated statements of financial position.